Share-based Payments - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Share-based Payments
Amount of credit recognized	€ 5,568	€ 14,517
Share-based payment liability	642
Increase due to share-based payment transactions	4,409	14,399
Prepaid expenses	15,603		€ 16,299
Other capital reserves
Share-based Payments
Increase due to share-based payment transactions	4,409	14,399
Executives - Equity-based annual bonus
Share-based Payments
Amount of credit recognized	(90)
Executives - Cash-based annual bonus
Share-based Payments
Amount of credit recognized	642
Share-based payment liability	642
Share-based payment - Vendors
Share-based Payments
Amount of credit recognized	2,190	€ 4,561
Share-based payment liability	€ 5,138
Number of shares to be issued for services rendered	3,000,000
Prepaid expenses	€ 610
Share-based payment - Vendors | Other capital reserves
Share-based Payments
Increase due to share-based payment transactions	€ 2,800